Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 9 – Subsequent Events

On April 16, 2012, the Company's stockholders approved an agreement and plan of merger and reorganization (the “redomestication”) pursuant to which the Company would become a wholly owned subsidiary of a newly formed parent holding company to be named Rowan Companies plc, a public limited company incorporated under the laws of England and Wales.  In connection with the redomestication, each issued and outstanding share of common stock of Rowan Companies, Inc. would be converted into the right to receive one Class A ordinary share, par value U.S. $0.125 per share, of Rowan Companies plc.  The redomestication is expected to become effective in May 2012, and will be accounted for as an internal reorganization of entities under common control; therefore, the carrying values of assets and liabilities of the merged entities will be carried forward without adjustment.

Upon completion of the redomestication, the Company will remain subject to the U.S. Securities and Exchange Commission reporting requirements, the mandates of the Sarbanes-Oxley Act and the applicable corporate governance rules of the NYSE.  The Company will continue to report its consolidated financial results in U.S. dollars and in accordance with U.S. generally accepted accounting principles and also must comply with any additional reporting requirements of English law.

On May 2, 2012, as the EXL I was being towed toward a shipyard in south Texas in preparation for its mobilization to Indonesia, a passing ship lost power and collided with the rig.  All personnel aboard the rig were unharmed, but the port side of the rig sustained substantial damage and will require repairs prior to its mobilization to Indonesia.  The Company is assessing the damage and any potential financial impact.